Borrowings	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Borrowings
Outstanding borrowings as of December 31 are as follows:

	2014	2013
Short-term borrowings:
Federal Home Loan Bank advances	$—	$1,000,000
Long-term borrowings:
Federal Home Loan Bank advances	—	—
	$—	$1,000,000

At December 31, 2014, there were no borrowings outstanding. Pledged securities had a carrying value of $42,790 and residential mortgages in the amount of $93,836,621 are pledged under a blanket collateral agreement.  At December 31, 2014, the Bank has available $92.6 million of overnight borrowing capacity with the Federal Home Loan Bank of which none was outstanding at December 31, 2014.  The Bank also has available a $5,000,000 unsecured line of credit with Key Bank of which $0 was outstanding at December 31, 2014, a $5,000,000 unsecured line of credit with M&T Bank of which $0 was outstanding at December 31, 2014 and a $10,000,000 unsecured line of credit with Fifth Third Bank of which $0 was outstanding at December 31, 2014.

At December 31, 2013, borrowings are collateralized by pledged securities, which had a carrying value of $54,622 and residential mortgages in the amount of $89,847,582 pledged under a blanket collateral agreement.  At December 31, 2013, the Bank has available $87.8 million of overnight borrowing capacity with the Federal Home Loan Bank of which none was outstanding at December 31, 2013.  The Bank also has available a $5,000,000 unsecured line of credit with Key Bank of which $0 was outstanding at December 31, 2013, a $5,000,000 unsecured line of credit with M&T Bank of which $0 was outstanding at December 31, 2013 and a $10,000,000 unsecured line of credit with Fifth Third Bank of which $0 was outstanding at December 31, 2013.